The exchange rate changes in reais in effect on the base date of these financial statements are as follows: (Details)	12 Months Ended
	Dec. 31, 2021 R$ / $ R$ / $	Dec. 31, 2020 R$ / $ R$ / $
United States of America, Dollars
Disclosure of changes in accounting estimates [line items]
Final Rate	5.5805	5.1967
Average rate	5.3956	5.1425
Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Final Rate	0.0543	0.0617
Average rate	0.0568	0.0622